WILLIAM BLAIR FUNDS

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2016

The information below replaces similar disclosure in the Prospectus under “William Blair Small Cap Growth Fund – Summary – Management.”

Portfolio Manager(s).    Michael P. Balkin, a Partner of the Adviser, Karl W. Brewer, a Partner of the Adviser, and Ward D. Sexton, a Partner of the Adviser, co-manage the Fund. Mr. Balkin co-managed the Fund from its inception in 1999 until 2005 and has co-managed the Fund since 2008. Mr. Brewer has managed or co-managed the Fund since its inception in 1999. Mr. Sexton has co-managed the Fund since 2016.

The information below supplements similar disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

Ward D. Sexton, a Partner of William Blair Investment Management, LLC, has co-managed the Small Cap Growth Fund since 2016. He also serves as a research analyst focused on U.S. small and mid cap Resources stocks. He joined William Blair in 1999 and worked in the firm’s corporate finance group for two years. In 2001, he joined the Fund’s investment team as a research analyst and has previously covered the Financials and Consumer sectors in addition to Energy and Materials. He has the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Chicago. Education: B.S., Finance with honors, University of Illinois Urbana-Champaign; M.B.A., high honors, University of Chicago Booth School of Business.

Dated: August 2, 2016

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016

The information below supplements similar disclosure in the Statement of Additional Information under “Management – Investment Adviser – Portfolio Managers.”

Ward D. Sexton, a Partner of William Blair Investment Management, LLC, co-manages the William Blair Small Cap Growth Fund. As of June 30, 2016, Mr. Sexton did not manage any other accounts.

The following table sets forth the dollar range of shares owned in each Fund that the portfolio manager manages as of June 30, 2016.

Portfolio Manager	Name of Fund	Dollar Range of Shares Owned
Ward D. Sexton	Small Cap Growth Fund	$50,001-$100,000

Dated: August 2, 2016

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.